UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/11

Date of reporting period: 03/31/11


Item 1.  Schedule of Investments.

                            Schedule of Investments
                                 March 31, 2011


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.45%


     ASSET MANAGEMENT - 5.00%

     Brookfield Asset Management Inc. ** ............   1000           $  32,460
                                                                       ---------

     BANKS (REGIONAL - SOUTHEAST) - 4.48%

     Regions Financial Corp. ........................   4000           $  29,040
                                                                       ---------

     BUILDING MATERIALS (GENERAL) - 5.13%

     USG Corporation * ..............................   2000           $  33,320
                                                                       ---------

     COMMUNICATION SERVICES - 14.54%

     Kratos Defense & Security Solutions, Inc. * ....   2500           $  35,550
     Level 3 Communications, Inc. * .................  40000              58,800
                                                                       ---------

     CONGLOMERATES - 4.63%

     General Electric Co. ...........................   1500           $  30,075
                                                                       ---------

     DEPARTMENT STORES - 5.09%

     Sears Holding Corporation * ....................    400           $  33,060
                                                                       ---------

     GROCERY STORES - 4.82%

     SuperValu Inc. .................................   3500           $  31,255
                                                                       ---------

     INSURANCE (PROPERTY & CASUALTY) - 4.15%

     Hartford Financial Services Group Inc. .........   1000           $  26,930
                                                                       ---------

     INVESTMENT BROKERAGE (NATIONAL) - 4.21%

     Morgan Stanley .................................   1000           $  27,320
                                                                       ---------

     INVESTMENTS (DIVERSIFIED) - 3.67%

     Goldman Sachs Group, Inc. ......................   150            $  23,790
                                                                       ---------

     MEDICAL LABORATORIES / RESEARCH - 3.62%

     Alere Inc. * ...................................   600            $  23,484
                                                                       ---------

     MONEY CENTER BANKS - 8.20%

     Bank of America Corporation ....................   2000           $  26,660
     Citigroup, Inc. * ..............................   6000              26,520
                                                                       ---------
                                                                       $  53,180
                                                                       ---------
     OIL & GAS (INDEPENDENT) - 5.17%

     Chesapeake Energy Corp. ........................   1000           $  33,520
                                                                       ---------

     PROPERTY MANAGEMENT - 3.77%

     Forest City Enterprises Inc. CL A * ............   1300           $  24,479
                                                                       ---------

     RESTAURANTS - 3.88%

     Wendy's/Arby's Group, Inc. .....................   5000           $  25,150
                                                                       ---------

     SOFTWARE (APPLICATION) - 3.91%

     Microsoft Corporation ..........................   1000           $  25,390
                                                                       ---------

     STEEL & IRON - 8.51%

     POSCO * ** .....................................    250           $  28,573
     Vale S.A. ** ...................................    800              26,680
                                                                       ---------
                                                                       $  55,253
                                                                       ---------
     TOBACCO PRODUCTS (OTHER) - 3.10%

     Alliance One International, Inc. * .............   5000           $  20,100
                                                                       ---------

     WIRELESS COMMUNICATIONS - 3.58%

     Sprint Nextel Corp. * ..........................   5000           $  23,200
                                                                       ---------


     TOTAL COMMON STOCKS (Cost $714,573) ............................  $ 645,355
                                                                       ---------

MONEY MARKET FUNDS -  0.36%


     Prime Obligation Fund ISS (0.01% Yield) .........  2348           $   2,348
                                                                       ---------
     TOTAL MONEY MARKET FUNDS (Cost $2,348) .........................  $   2,348
                                                                       ---------


TOTAL INVESTMENTS (Cost $716,921) - 99.81% ..........................  $ 647,704
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.19% ....................  $   1,232
                                                                       ---------

NET ASSETS -  100.00% ...............................................  $ 648,936
                                                                       =========

*    Non-income producing security
**   Brookfield Asset Management is domiciled in Canada
     POSCO is domiciled in South Korea
     Vale S.A. is domiciled in Brazil

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows:

Cost of investments
    $ 716,921

Gross unrealized appreciation
    $  41,991

Gross unrealized depreciation
      (111,209)

Net unrealized depreciation
    $ ( 69,218)


Note 1: Fair Value Pricing

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.

The Board of Directors has delegated to the Advisor responsibility for determining the value of the Fund's portfolio securities. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund's Advisor shall monitor for the following situations where fair value pricing of securities may be required. For each of these situations, a recommended method for establishing fair value is also presented.

A security does not trade during a day for which the Fund's NAV is required to be calculated. If bid and ask prices are available for the security, the fair value shall be established as the average of these prices. If bid and ask prices are not available, the last price at which the security traded shall be used as fair value.

An event occurs, with the potential for affecting the price of a security which only trades on a foreign market, subsequent to the close of trading on the foreign market, but prior to close of trading on the New York Stock Exchange. If an ADR or other derivative of the foreign security trades on an American exchange, ascertain the fair value by observing the relative changes in the ADR or derivative before and after the event. Otherwise, observe the changes in an appropriate foreign market index or an ADR of a comparable foreign security.

FAS 157 - Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's investments carried at fair value:

Description          Level 1        Level 2        Level 3        Total
-----------          -------        -------        -------        -----

Securities	     $647,704       $0             $0             $647,704

Total                $647,704       $0             $0             $647,704



ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  5/13/11


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  5/13/11


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  5/13/11


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)